Current and Non-Current Liabilities (Details) - Sechedule of accounts payable and accruals - Accounts Payable and Accruals [Member] - TINGO, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current and Non-Current Liabilities (Details) - Sechedule of accounts payable and accruals [Line Items]
Trade payable	$ 754,709,170	$ 714,005,220	$ 20,493,803
Audit fee payable			40,915
Other Payables	126,994	$ 167,350
Accounts payable and accruals	$ 754,836,164		$ 40,915